Commitments and Contingencies - Additional Information (Detail) (USD $)			6 Months Ended			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Teekay Nakilat Corporation [Member]	Jun. 30, 2013 HMRC Claim [Member]	Jun. 30, 2013 Lessor Claim [Member]	Dec. 31, 2012 Daewoo Shipbuilding [Member] m3 Carriers	Jun. 30, 2013 Daewoo Shipbuilding [Member]
Commitments Contingencies And Litigation [Line Items]
Number of LNG carriers						2
Carriers volume						173,400
Cost of construction						$ 412,000,000
Payments made to commitments by the joint ventures companies	39,097,000	38,624,000					39,097,000
Remaining payments required to be made under newbuilding contracts in 2013							1,500,000
Remaining payments required to be made under newbuilding contracts in 2014							42,100,000
Remaining payments required to be made under newbuilding contracts in 2015							43,400,000
Remaining payments required to be made under newbuilding contracts in 2016							285,800,000
Fixed-rate charter period						5 years
Expected delivery date of vessels						2016
Description of capital lease			The Teekay Nakilat Joint Venture is the lessee under 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers (or RasGas II Leases). The UK taxing authority (or HMRC) has been urging the lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures.
Percentage of ownership interest			70.00%
Present value of the lease rental increase claim				29,000,000	10,000,000
Additional amount of cash be placed on deposit by Joint Venture			$ 12,000,000